Document and Entity Information Document	Oct. 22, 2019 $ / shares
Cover page.
Document Type	8-K
Document Period End Date	Oct. 22, 2019
Exact name of registrant as specified in its charter	OUTFRONT Media Inc.
State or other jurisdiction of incorporation	MD
Commission File Number	001-36367
I.R.S. Employer Identification Number	46-4494703
Entity Address, Address Line One	405 Lexington Avenue, 17th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Zip Code	10174
City Area Code	212
Registrant's telephone number	297-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.01
Trading Symbol	OUT
Security Exchange Name	NYSE
Entity Central Index Key	0001579877
Amendment Flag	false